Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory
Inventory consisted of the following as of March 31, 2022 and December 31, 2021 (in thousands):

	March 31, 2022	December 31, 2021
Raw material	$6,688	$6,850
Work-in-process	469	1,452
Finished goods	16,360	14,500

Total inventory	23,517	22,802
Inventory reserve	(8,587)	(8,588)

Total inventory, net of reserve	$14,930	$14,214

Inventory consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Raw material	$6,850	$4,225
Work-in-process	1,452	—
Finished goods	14,500	9,475

Total inventory	22,802	13,700
Inventory reserve	(8,588)	(7,843)

Total inventory, net of reserve	$14,214	$5,857